Document and Entity Information Document	Aug. 18, 2020	Nov. 25, 2019
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 18, 2020
Entity Incorporation, State or Country Code	MA
Entity File Number	1-7819
Entity Tax Identification Number	04-2348234
Entity Address, Address Line One	One Technology Way,
Entity Address, City or Town	Norwood,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02062
City Area Code	781
Local Phone Number	329-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.16 2/3 par value per share
Trading Symbol	ADI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Registrant Name	Analog Devices, Inc.
Entity Central Index Key		0000006281
Amendment Flag		false